Risk management and financial instruments - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Loss on derivative financial instruments	$ (57.4)	$ (86.2)	$ (16.1)
Not Designated as Hedging Instrument
Derivative [Line Items]
Loss on derivative financial instruments	(57.4)	(86.2)	(16.1)
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Loss on derivative financial instruments	(12.2)	(16.2)	8.0
Not Designated as Hedging Instrument | Currency Swap
Derivative [Line Items]
Loss on derivative financial instruments	(39.1)	(52.4)	(14.0)
Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative [Line Items]
Loss on derivative financial instruments	(3.0)	(13.7)	(10.1)
SF Linus Ltd | Ship Finance | Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Loss on derivative financial instruments	$ (3.1)	$ (3.9)	$ 0.0